Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	28.58%	14.00%		9.81%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	29.03%	14.37%		10.18%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	22.10%	9.24%		5.47%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	22.41%	9.48%		5.73%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	30.32%	9.94%		8.04%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	30.61%	10.18%		8.28%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	21.76%	6.75%	6.72%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	21.94%	6.86%	6.88%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
Bloomberg US 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Total Return
Average Annual Return, Percent	29.59%	10.92%		9.50%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
Bloomberg US 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Total Return
Average Annual Return, Percent	29.59%	10.92%		9.50%
Bloomberg US 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Total Return Index
Average Annual Return, Percent	34.80%	9.78%		8.41%
Bloomberg US 2000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Value Total Return Index
Average Annual Return, Percent	31.98%	11.69%		8.25%
Bloomberg US 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Total Return Index
Average Annual Return, Percent	34.80%	9.78%		8.41%
Bloomberg US 2000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Value Total Return Index
Average Annual Return, Percent	31.98%	11.69%		8.25%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
Bloomberg US 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Total Return
Average Annual Return, Percent	29.59%	10.92%		9.50%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
Bloomberg US 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Total Return
Average Annual Return, Percent	29.59%	10.92%		9.50%
Bloomberg US 2500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Total Return Index
Average Annual Return, Percent	33.77%	9.81%	10.20%
Bloomberg US 2500 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Value Total Return
Average Annual Return, Percent	30.95%	10.39%	9.55%
Bloomberg US 2500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Total Return Index
Average Annual Return, Percent	33.77%	9.81%	10.20%
Bloomberg US 2500 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Value Total Return
Average Annual Return, Percent	30.95%	10.39%	9.55%